INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At December 31, 2015, 2014 and 2013, the Company had the following participation in investments that are recorded using the equity method:

	2015	2014	2013
SFL West Polaris Limited	—	—	100.00%
SFL Deepwater Ltd	100.00%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	100.00%
SFL Linus Ltd	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited	—	—	100.00%
SFL Corte Real Limited	—	—	100.00%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Current assets	120,251	33,735	—	38,936	47,580	—	—
Non-current assets	1,212,302	366,893	—	362,419	482,990	—	—
Total assets	1,332,553	400,628	—	401,355	530,570	—	—
Current liabilities	128,455	25,221	—	28,624	74,610	—	—
Non-current liabilities (1)	1,119,483	335,881	—	354,025	429,577	—	—
Total liabilities	1,247,938	361,102	—	382,649	504,187	—	—
Total shareholders' equity	84,615	39,526	—	18,706	26,383	—	—

	As of December 31, 2014
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Current assets (1)	127,268	44,297	—	38,619	44,352	—	—
Non-current assets	1,324,765	397,191	—	397,226	530,348	—	—
Total assets	1,452,033	441,488	—	435,845	574,700	—	—
Current liabilities	122,861	38,376	—	32,945	51,540	—	—
Non-current liabilities (1)	1,275,715	371,147	—	391,500	513,068	—	—
Total liabilities	1,398,576	409,523	—	424,445	564,608	—	—
Total shareholders' equity	53,457	31,965	—	11,400	10,092	—	—

(1)
SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2015, include $137.4 million (2014: $100.0 million), $125.3 million (2014: $135.3 million) and $125.0 million (2014: $110.7 million) due to Ship Finance, respectively (see Note 23: Related party transactions). In addition, SFL Linus current liabilities at December 31, 2015, include a further $23.2 million (2014: $nil) due to Ship Finance (see Note 23: Related party transactions).

Summarized statement of operations information of the Company's wholly-owned equity method investees is shown below.

	Year ended December 31, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Operating revenues	82,731	22,424	—	23,315	36,992	—	—
Net operating revenues	82,725	22,422	—	23,313	36,990	—	—
Net income (2)	31,001	7,561	—	7,306	16,134	—	—

	Year ended December 31, 2014
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Operating revenues	108,632	24,917	22,251	24,565	33,236	1,171	2,492
Net operating revenues	105,567	24,905	22,234	24,544	33,221	232	431
Net income (2)	33,497	8,023	4,643	7,755	12,413	232	431

	Year ended December 31, 2013
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Operating revenues	122,792	46,145	23,701	13,832	—	19,490	19,624
Net operating revenues	88,121	46,109	23,681	13,808	—	2,261	2,262
Net income (3)	28,200	17,747	2,324	3,645	(38)	2,261	2,261

(2)
The net income of SFL Deepwater, SFL West Polaris, SFL Hercules and SFL Linus in the year ended December 31, 2015, includes interest payable to Ship Finance amounting to $6.5 million (2014: $6.5 million; 2013: $9.6 million), $nil (2014: $6.5 million; 2013: $6.5 million), $6.5 million (2014: $6.5 million; 2013: $3.5 million) and $5.6 million (2014: $4.9 million; 2013: $nil), respectively (see Note 23: Related party transactions).